Note 17 - Leases: Lessee, Operating Lease, Liability, to be Paid, Maturity (Details)	Dec. 31, 2024 USD ($)
Details
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 484,820
Lessee, Operating Lease, Liability, to be Paid, Year Two	361,083
Lessee, Operating Lease, Liability, to be Paid, Year Three	294,529
Lessee, Operating Lease, Liability, to be Paid, Year Four	237,232
Lessee, Operating Lease, Liability, to be Paid, Year Five	79,077
Lessee, Operating Lease, Liability, to be Paid	1,456,741
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(97,146)
Operating Lease, Liability	1,359,595
Operating Lease and Financing Lease Liability, Current	(476,514)
Operating Lease and Financing Lease Liability, Noncurrent	$ 883,081